FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

23. FAIR VALUE MEASUREMENT

ASC 820-10, Fair Value Measurements and Disclosures: Overall, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2—Include other inputs that are directly or indirectly observable in the marketplace

Level 3—Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities measured or disclosed at fair value

In accordance with ASC 820-10, the Group measures available-for-sale securities, contingent consideration payable at fair value on a recurring basis. The fair value of the available-for-sale equity securities are measured based on the market price in an active market. The available-for-sale debt securities are classified within Level 3 as the fair value is measured based on business enterprise value allocation method and probability expected return method. The contingent consideration for the acquisition are classified within Level 3 as the fair value is measured based on inputs linked to the achievement of certain performance target that are unobservable in the market.

The Group measures certain financial assets, including loans receivable, other investments stated at cost and equity method investments, at fair value on a nonrecurring basis only if an impairment loss were to be recognized. The Group’s non-financial assets, such as intangible assets, goodwill and property and equipment, would be measured at fair value only if they were determined to be impaired.

For the year ended December 31, 2016, assets and liabilities measured or disclosed at fair value are summarized below:

			Fair value measurement or disclosure
			at December 31, 2016 using
	Total Fair Value at December 31, 2016	Total Fair Value at December 31, 2016	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement—Recurring:
Available-for-sale debt security	7,353	1,059			7,353
Fair value measurement—Non-Recurring:
Intangible assets, net	370	53			370	(2,889)
Investment in equity investees	—	—			—	(11,453)
Other long-term investments	132,417	19,072			132,417	(129,616)

Total assets measured at fair value	140,140	20,184			140,140	(143,958)

Fair value measurement—Recurring:
Contingent consideration payable	30,358	4,372			30,358

Total liabilities measured at fair value	30,358	4,372			30,358

For the year ended December 31, 2015, assets and liabilities measured or disclosed at fair value are summarized below:

		Fair value measurement or disclosure (As adjusted)
		at December 31, 2015 using
	Total Fair Value at December 31, 2015	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
Fair value measurement—Recurring:
Available-for-sale equity security	46,373	46,373
Fair value measurement—Non-Recurring:
Intangible assets, net	—		—		(26,136)
Goodwill	—		—		(23,746)
Investment in equity investees	—		—		(2,806)
Other long-term investments	—		—		(6,031)

Total assets measured at fair value	46,373	46,373	—		(58,719)

Fair value measurement—Recurring:
Contingent consideration payable	23,338			23,338

Total liabilities measured at fair value	23,338			23,338

There were no transfers of fair value measurements into or out of Level 3 for the years ended December 31, 2014, 2015 and 2016.

The Group has measured the available-for-sale debt securities and contingent consideration payable at fair value on a recurring basis using significant unobservable inputs (Level 3) as of the years ended December 31, 2015 and 2016. The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are presented below:

	Valuation techniques	Unobservable inputs	Estimation as of December 31, 2015	Estimation as of December 31, 2016	Change in unobservable inputs	Change in fair value
Contingent consideration payable	Discounted cash flow method	• Probability of achieving performance target	0%-99%	0%-100%	Increase / (decrease)	Increase / (decrease)
		• Discount rate	10.0%-12.3%	10.9%	Increase / (decrease)	Decrease / (increase)
Available-for-sale debt security	Probability expected return method	• Discount rate for lack of marketability	*	3.81%	Increase / (decrease)	Decrease / (increase)
		• Probability of conversion	*	20.0%	Increase / (decrease)	Increase / (decrease)

The following table presents a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2015 and 2016:

	Contingent consideration payable	Available- for-sales debt securities
	RMB	RMB

Balance as of December 31, 2014	53,592	78,378
Recognized during the year	17,202	—
Realized or unrealized gains	(7,010)	(11,094)
Settlement	(42,641)	(67,507)
Foreign exchange translation adjustments	2,195	223

Balance as of December 31, 2015	23,338	—
Recognized during the year	25,067	6,647
Realized or unrealized losses	3,377	417
Settlement	(23,266)	—
Foreign exchange translation adjustments	1,842	289

Balance as of December 31, 2016	30,358	7,353

Balance as of December 31, 2016 in US$	4,372	1,059

Realized or unrealized gains in the available-for-sale debt securities,  realized or unrealized gains in the available-for-sale equity securities and the contingent consideration payable were recorded as “Other income”, “Settle and Changes in fair value of contingent consideration”, respectively, in the consolidated statements of comprehensive income (loss).